Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment
15.	Property, plant and equipment

	Land	Buildings and constructions	Operating machinery and equipment	Trans- portation vehicles	Other equipment	Construction- in-progress	Mining plant and equipment	Railway Ulak-Elga	Total
Cost
At December 31, 2016	3,049	77,659	114,328	29,291	822	21,134	15,100	74,791	336,174
Additions	6	363	1,531	3,124	45	5,767	1,576	—	12,412
Change in rehabilitation provision	—	141	—	—	—	—	(58)	—	83
Transfers	—	2,934	3,360	190	148	(7,011)	362	17	—
Disposals	(12)	(432)	(1,713)	(1,795)	(28)	(245)	(3)	—	(4,228)
Exchange differences	52	148	132	21	9	—	—	—	362

At December 31, 2017	3,095	80,813	117,638	30,831	996	19,645	16,977	74,808	344,803
Additions	9	10	2,423	2,048	83	6,851	50	—	11,474
Change in rehabilitation provision	—	(187)	—	—	—	—	(102)	—	(289)
Transfers	1	487	2,750	251	97	(4,099)	119	394	—
Disposals	(255)	(649)	(1,734)	(1,410)	(32)	(509)	(136)	—	(4,725)
Exchange differences	91	277	251	40	28	—	—	—	687

At December 31, 2018	2,941	80,751	121,328	31,760	1,172	21,888	16,908	75,202	351,950
Adjustment on initial application of IFRS16	2,488	686	73	12	—	—	—	—	3,259
Additions	200	568	1,585	7,683	33	7,332	38	—	17,439
Change in rehabilitation provision	—	456	—	—	—	—	707	—	1,163
Transfers	(9)	2,606	3,176	262	21	(6,752)	(26)	722	—
Disposals	(36)	(241)	(2,415)	(2,159)	(33)	(990)	—	—	(5,874)
Exchange differences	(86)	(289)	(240)	(37)	(30)	(2)	—	—	(684)

At December 31, 2019	5,498	84,537	123,507	37,521	1,163	21,476	17,627	75,924	367,253

Depreciation and impairment At December 31, 2016	(251)	(35,905)	(72,899)	(16,769)	(733)	(1,582)	(3,101)	(581)	(131,821)
Depreciation charge	—	(3,747)	(7,315)	(2,222)	(72)	—	(245)	(235)	(13,836)
Disposals	—	302	1,611	1,720	22	127	1	7	3,790
Reversal of impairment/ (impairment)	(37)	(876)	(2,174)	(454)	(5)	(278)	(1,067)	—	(4,891)
Exchange differences	(4)	(49)	(95)	(13)	(9)	—	—	—	(170)

At December 31, 2017	(292)	(40,275)	(80,872)	(17,738)	(797)	(1,733)	(4,412)	(809)	(146,928)
Depreciation charge	—	(3,550)	(7,273)	(2,253)	(99)	—	(180)	(279)	(13,634)
Disposals	223	287	1,593	1,317	50	47	170	—	3,687
Impairment	(43)	(319)	(1,065)	(709)	(15)	(536)	(2,153)	—	(4,840)
Exchange differences	(3)	(110)	(191)	(28)	(24)	—	—	—	(356)

At December 31, 2018	(115)	(43,967)	(87,808)	(19,411)	(885)	(2,222)	(6,575)	(1,088)	(162,071)
Adjustment on initial application of IFRS16	(556)	(5)	—	—	—	—	—	—	(561)
Depreciation charge	(72)	(2,919)	(6,968)	(3,469)	(53)	—	(186)	(295)	(13,962)
Disposals	25	194	2,237	2,108	21	30			4,615
Reversal of impairment/ (impairment)	(36)	615	1,495	(415)	10	(310)	(18)	—	1,341
Exchange differences	4	117	194	39	23	—	—	—	377

At December 31, 2019	(750)	(45,965)	(90,850)	(21,148)	(884)	(2,502)	(6,779)	(1,383)	(170,261)

Net book value
At December 31, 2016	2,798	41,754	41,429	12,522	89	19,552	11,999	74,210	204,353

At December 31, 2017	2,803	40,538	36,766	13,093	199	17,912	12,565	73,999	197,875

At December 31, 2018	2,826	36,784	33,520	12,349	287	19,666	10,333	74,114	189,879

At December 31, 2019	4,748	38,572	32,657	16,373	279	18,974	10,848	74,541	196,992

According to the results of the impairment analysis of non-current assets, gain from reversal of impairment of RUB 1,341 million and impairment losses of RUB 4,840 million and RUB 4,891 million were recognised by the Group for the years ended December 31, 2019, 2018 and 2017, respectively (Note 17).

Property, plant and equipment other than right-of-use assets

	Land	Buildings and constructions	Operating machinery and equipment	Trans- portation vehicles	Other equipment	Construction- in-progress	Mining plant and equipment	Railway Ulak-Elga	Total
Cost
At December 31, 2018	2,941	80,751	119,583	17,203	1,172	21,888	16,908	75,202	335,648
Additions	—	27	1,180	282	33	7,332	38	—	8,892
Change in rehabilitation provision	—	456	—	—	—	—	707	—	1,163
Transfers	(9)	2,606	3,176	262	21	(6,752)	(26)	722	—
Transfer to own property, plant and equipment	—	—	752	95	—	—	—	—	847
Disposals	(24)	(240)	(2,400)	(2,045)	(33)	(990)	—	—	(5,732)
Exchange differences	(84)	(263)	(223)	(29)	(30)	(2)	—	—	(631)

At December 31, 2019	2,824	83,337	122,068	15,768	1,163	21,476	17,627	75,924	340,187

Depreciation and impairment
At December 31, 2018	(115)	(43,967)	(86,706)	(14,323)	(885)	(2,222)	(6,575)	(1,088)	(155,881)
Depreciation charge	—	(2,781)	(6,764)	(882)	(53)	—	(186)	(295)	(10,961)
Transfer to own property, plant and equipment	—	—	(638)	(94)	—	—	—	—	(732)
Disposals	22	193	2,228	1,996	21	30			4,490
Reversal of impairment/ (impairment)	36	615	1,514	(52)	10	(310)	(18)	—	1,795
Exchange differences	3	114	192	34	23	—	—	—	366

At December 31, 2019	(54)	(45,826)	(90,174)	(13,321)	(884)	(2,502)	(6,779)	(1,383)	(160,923)

Net book value
At December 31, 2018	2,826	36,784	32,877	2,880	287	19,666	10,333	74,114	179,767

At December 31, 2019	2,770	37,511	31,894	2,447	279	18,974	10,848	74,541	179,264

Assets under construction
As of December 31, 2019 and 2018, construction-in-progress included advances issued for acquisition of property, plant and equipment in the amounts of RUB 277 million and RUB 547 million, respectively.
Property pledged to the banks as security
Certain property, plant and equipment assets have been pledged to secure bank loans and borrowings granted to the Group:

	December 31, 2019	December 31, 2018
Net book value	116,717	117,370
Capitalised borrowing costs
The amount of borrowing costs capitalised during the year ended December 31, 2019 was RUB 309 million (2018: RUB 492 million, 2017: RUB 621 million). The rate used to determine the amount of borrowing costs eligible for capitalisation was 8.57% (2018: 8.55%, 2017: 9.70%), which is the average rate of the eligible borrowings.
Contractual commitments
As of December 31, 2019 and 2018, the total Group’s contractual commitments to acquire property, plant and equipment excluding VAT amounted to RUB 10,506 million and RUB 11,801 million, respectively.